united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Redwood Managed Volatility Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017
Shares			Fair Value

	MUTUAL FUNDS - 75.4%
	DEBT FUNDS - 75.4%
67,635	BlackRock Funds II - Floating Rate Income Portfolio - Institutional		$ 690,549
47,395	Credit Suisse Floating Rate High Income Fund - Institutional		324,655
176,050	Dreyfus High Yield Fund - Class I		1,117,919
458,099	Eaton Vance Income Fund of Boston - Class I		2,666,135
64,734	Goldman Sachs High Yield Floating Rate Fund - Institutional		627,922
311,826	Invesco High Yield Fund - Class Y		1,322,140
192,745	Janus High-Yield Fund - Class I		1,651,822
1,030,459	JPMorgan High Yield Fund - Select Class *		7,728,444
1,217,209	MainStay High Yield Corporate Bond Fund - Class I *		7,059,812
287,575	MFS High Income Fund - Class I		997,886
4,610	Salient Select Income Fund - Institutional		108,600
128,540	Stone Ridge High Yield Reinsurance Risk Premium Fund		1,155,578
	TOTAL MUTUAL FUNDS (Cost - $25,181,934)		25,451,462

	SHORT-TERM INVESTMENTS - 0.0%
1,238	Dreyfus Cash Management - 1.25%+*		1,238
279	Goldman Sachs Financial Square Fund - Money Market Fund - 0.95%+		279
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,517)		1,517

	TOTAL INVESTMENTS - 75.4% (Cost - $25,183,451) (a)		$ 25,452,979
	CASH AND OTHER ASSETS LESS LIABILITIES - 24.6%		8,287,693
	NET ASSETS - 100.0%		$ 33,740,672

+ Variable rate security. Interest rate is as of September 30, 2017.
* All or part of the security was held as collateral for swaps as of September 30, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,110,956 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 369,013
		Unrealized depreciation:	(26,990)
		Net unrealized appreciation:	$ 342,023

			Unrealized
	SCHEDULE OF SWAPS		Gain
	LONG EQUITY SWAP CONTRACTS - 0.2%
	Total return swap with Barclays Bank. The swap provides exposure to the total returns on a basket of mutual funds that is calculated on a daily basis. Under the terms of the swap, the adviser has the ability to periodically adjust the notional level of the swap. The swap was effective on June 1, 2015 and is reset on a monthly basis and terminates on July 3, 2017 unless earlier terminated. The Fund will receive the total return on the basket of mutual funds including dividends and provides a fee to Barclays Bank in the amount of LIBOR + 120 bps. (Notional Amount $21,162,488)		$ 67,573
	TOTAL LONG EQUITY SWAP CONTRACTS		$ 67,573

The following table represents the individual long postions and related values of equity securities underlying the total return swap with Barclays Bank:
	Security	Shares	Value
	BlackRock High Yield Municipal Fund	199,318	$ 1,917,438
	BlackRock High Yield Bond Portfolio	855,611	6,673,765
	Lord Abbett High Yield Municipal Bond Fund	271,043	3,225,417
	Nuveen High Yield Municipal Bond Fund	412,505	7,136,340
	Putnam High Yield Trust Fund	357,232	2,209,528
	Total		$ 21,162,488

Redwood Managed Volatility Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017 (Continued)

The following is a summary of significant accounting policies followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Portfolio follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.  The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation –Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security.  Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Portfolio may invest in funds of open-end or closed-end investment companies (the "Underlying Funds").  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares.  There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Portfolio will not change.

Swap Agreements – The Portfolio is subject to equity price risk, interest rate risk, credit risk, currency risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date.

The Portfolio may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Redwood Managed Volatility Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017 (Continued)

Fair Valuation Process –  As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument;  Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Redwood Managed Volatility Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Fund	$ 25,451,462	$ -	$ -	$ 25,451,462
Short-Term Investments	1,517	-	-	1,517
Total	$ 25,452,979	$ -	$ -	$ 25,452,979
Derivatives
Swaps	$ -	$ 67,573	$ -	$ 67,573
Total	$ -	$ 67,573	$ -	$ 67,573

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any level at the end of the reporting period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 11/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Jim Colantino

Jim Colantino, Principal Executive Officer/President

Date 11/28/17

By

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 11/28/17